Deferred Income Tax Assets/Liabilities	12 Months Ended
Dec. 31, 2018
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Deferred Income Tax Assets/Liabilities

NOTE 20. DEFERRED INCOME TAX ASSETS/LIABILITIES

Changes in “Deferred Income Tax Assets and Liabilities” during the fiscal years ended December 31, 2018 and December 31, 2017 are as follows:

Deferred Tax Assets

Item	12.31.17	Charge to Income	Allowance for Impairment	Others	12.31.18
Valuation of Securities	4,901	(3,325)	—	—	1,576
Other Financial Assets	—	1,901	—	(2,179)	(278)
Loans and Other Financing	927,737	595,664	—	—	1,523,401
Property, Plant and Equipment	(223,241)	(455,616)	—	(21)	(678,878)
Intangible Assets	—	—	—	—	—
Tax Loss Carry-forwards	—	7,612	(3,764)	—	3,848
Other Non-financial Assets	40,131	(6,137)	—	—	33,994
Non-current Assets Held for Sale	—	(3,980)	1,876	2,104	—
Allowance for Impairment	4,609	20,401	—	—	25,010
Other Financial Liabilities	912	(16,843)	—	—	(15,931)
Provisions	17,201	92,545	—	(55,234)	54,512
Other Non-financial Liabilities	4,146	12,974	—	558	17,678
Quotation Difference	5,548	1,236	—	—	6,784
Others	(19,374)	22,895	—	(2,262)	1,259

Totals	762,570	269,327	(1,888)	(57,034)	972,975

Deferred Tax Liabilities

Item	12.31.17	Charge to Income	Allowance for Impairment	Others	12.31.18
Valuation of Securities	16,718	(143,241)	—	—	(126,523)
Other Financial Assets	(37,930)	(13,364)	—	2,179	(49,115)
Loans and Other Financing	321,679	1,049,720	—	—	1,371,399
Property, Plant and Equipment	(2,784,001)	(481,544)	—	21	(3,265,524)
Intangible Assets	258,221	(433,524)	—	—	(175,303)
Tax Loss Carry-forwards	—	—	—	—	—
Other Non-financial Assets	(154,315)	(223,424)	—	—	(377,739)
Non-current Assets Held for Sale	(380,838)	383,774	—	(2,104)	832
Allowance for Impairment	—	—	—	—	—
Subordinated Debt Securities	(20,331)	2,734	—	—	(17,597)
Provisions	200,091	131,926	—	55,234	387,251
Other Non-financial Liabilities	494,380	(89,776)	—	(558)	404,046
Others	(2,214)	(55,421)	—	2,262	(55,373)

Totals	(2,088,540)	127,860	—	57,034	(1,903,646)

Deferred Tax Assets

Item	01.01.17	Charge to Income	Allowance for Impairment	Others	12.31.17
Valuation of Securities	3,814	1,087	—	—	4,901
Other Financial Assets	(58)	58	—	—	—
Loans and Other Financing	1,190,776	(263,039)	—	—	927,737
Property, Plant and Equipment	(230,188)	83	—	6,864	(223,241)
Intangible Assets	(92)	92	—	—	—
Tax Loss Carry-forwards	1,725	(1,725)	—	—	—
Other Non-financial Assets	3,995	36,136	—	—	40,131
Non-current Assets Held for Sale	—	—	—	—	—
Allowance for Impairment	3,292	1,301	16	—	4,609
Other Financial Liabilities	—	912	—	—	912
Provisions	80,260	(9,796)	—	(53,263)	17,201
Other Non-financial Liabilities	3,504	642	—	—	4,146
Quotation Difference	16,022	(10,474)	—	—	5,548
Others	(37,790)	18,416	—	—	(19,374)

Totals	1,035,260	(226,307)	16	(46,399)	762,570

Deferred Tax Liabilities

Item	01.01.17	Charge to Income	Allowance for Impairment	Others	12.31.17
Valuation of Securities	(38,276)	54,994	—	—	16,718
Other Financial Assets	(30,062)	(7,503)	—	(365)	(37,930)
Loans and Other Financing	387,020	(65,341)	—	—	321,679
Property, Plant and Equipment	(3,415,959)	632,760	—	(802)	(2,784,001)
Intangible Assets	570,959	(312,738)	—	—	258,221
Tax Loss Carry-forwards	272,828	(265,421)	(7,716)	309	—
Other Non-financial Assets	5,018	(159,333)	—	—	(154,315)
Non-current Assets Held for Sale	—	(378,067)	(2,771)	—	(380,838)
Allowance for Impairment	(276,698)	54,977	221,721	—	—
Subordinated Debt Securities	(3,173)	(17,158)	—	—	(20,331)
Provisions	632,800	(484,267)	—	51,558	200,091
Other Non-financial Liabilities	50,291	445,557	—	(1,468)	494,380
Others	1,655	(2,248)	—	(1,621)	(2,214)

Totals	(1,843,597)	(503,788)	211,234	47,611	(2,088,540)

In addition, the expiration dates of tax loss carry-forwards are as follows:

Year of Generation	Amount	Year Due	Deferred Tax Assets
2018	25,373	2023	7,612

The Group has determined an allowance for impairment as of December 31, 2018 amounting to $3,764, as it is not probable that future taxable amounts will be available to utilize those temporary differences and losses as of the date of these financial statements.